DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 02, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position	The following tables present information about our hedge instruments measured at fair value on a recurring basis as of January 2, 2022 and January 3, 2021 all of which utilize Level 2 inputs under the fair value hierarchy:

(In thousands)	Balance Sheet Classification	January 2, 2022	January 3, 2021
Assets:
Derivatives designated as hedging instruments:
Foreign currency forward option contracts	Prepaid expenses and other current assets	$2,878	$328
Foreign currency forward exchange contracts	Prepaid expenses and other current assets	$14	$—
		$2,892	$328

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Prepaid expenses and other current assets	$634	$1,669
		$3,526	$1,997

Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward option contracts	Accrued liabilities	536	2,814

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Accrued liabilities	$—	$157
		$536	$2,971

Schedule of Offsetting Assets

	January 2, 2022
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$3,526	$3,526	$3,526
Derivative liabilities	536	536	536

	January 3, 2021
			Gross Amounts Not Offset in the Combined Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$1,997	$1,997	$1,997
Derivative liabilities	2,971	2,971	2,971

Schedule of Offsetting Liabilities

	January 2, 2022
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$3,526	$3,526	$3,526
Derivative liabilities	536	536	536

	January 3, 2021
			Gross Amounts Not Offset in the Combined Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$1,997	$1,997	$1,997
Derivative liabilities	2,971	2,971	2,971